FINANCIAL STATEMENT SCHEDULE I (FINANCIAL INFORMATION OF PARENT COMPANY STATEMENT OF CHANGES IN EQUITY) (Paranthetical) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Issuance of ordinary shares in the initial public offering, commission and issuance cost	$ 7,867,552
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Issuance of ordinary shares in the initial public offering, commission and issuance cost	$ 7,867,552